CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 262,429	$ 41,600	¥ 378,358
Accounts receivable and contract assets, net of allowance for credit losses of RMB215 as of both February 28, 2021 and 2022	2,037	323	360
Other receivables, deposits and other assets, net of allowance for credit losses of RMB5,052 as of both February 28, 2021 and 2022	11,979	1,899	10,566
Amounts due from related parties, net of allowance for credit losses of nil and RMB332 as of February 28, 2021and 2022, respectively	3,534	560
Short-term investment	89,544	14,194	31,000
Long-term investments under fair value - current	156,459	24,802	96,558
Total current assets	525,982	83,378	516,842
Non-current assets
Restricted cash	10,273	1,628	10,855
Property and equipment, net	8,643	1,370	15,804
Operating lease right-of-use assets	35,482	5,625	150,696
Intangible assets, net	3,265	518	7,118
Goodwill			36,967
Deferred tax assets	869	138	16,253
Long-term investments, net	14,000	2,219	36,784
Long-term investment under fair value - non-current			163,303
Other non-current assets	4,019	637	12,571
Total non-current assets	76,551	12,135	450,351
TOTAL ASSETS	602,533	95,513	967,193
Current liabilities
Amounts due to related parties	883	140	1,495
Accrued expenses and other current liabilities	68,289	10,825	86,947
Operating lease liabilities - current	3,185	505	52,674
Income tax payable	14,722	2,334	10,630
Deferred revenue	6,492	1,029	75,242
Total current liabilities	93,571	14,833	226,988
Non-current liabilities
Deferred tax liabilities	725	115	1,673
Operating lease liabilities - non-current	5,743	910	92,144
Total non-current liabilities	6,468	1,025	93,817
TOTAL LIABILITIES	100,039	15,858	320,805
Commitments and contingencies
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 23,131,195 and 21,238,806 shares issued and outstanding as of both February 28, 2021 and 2022, respectively)	14	2	15
Additional paid-in capital	777,023	123,172	768,150
Treasury shares (970,788 and 2,863,117 shares as of February 28, 2021 and 2022, respectively)	(55,693)	(8,828)	(27,899)
Accumulated deficit	(252,634)	(40,047)	(138,290)
Accumulated other comprehensive loss	(22,768)	(3,609)	(13,289)
Shareholders’ equity	445,942	70,690	588,687
Non-controlling interests	56,552	8,965	57,701
Total equity	502,494	79,655	646,388
TOTAL LIABILITIES AND EQUITY	¥ 602,533	$ 95,513	¥ 967,193